OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
OTHER INCOME
Other income	$ 11,415	¥ 79,469	¥ 135,367	¥ 89,873